LONG-TERM DEBT (Debt Schedule Of Maturities Of Long Term Debt In Subsequent Periods) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
2013	$ 1,478
2014	529
2015	500
2016	500
2017	500
Long-term debt, total	$ 3,507	$ 6,025